                          PANORAMA SERIES FUND, INC.
                            Total Return Portfolio
                    Supplement dated March 8, 2005 to the
                       Prospectus dated April 29, 2004

This supplement amends the Prospectus dated April 29, 2004 and is addition to the supplement dated September 30, 2004.  The supplement dated July 6, 2004 is replaced.

1.    The Prospectus is revised to add the following after the section titled
"Other Investment Strategies- Derivative Investments" beginning on page 12:

            Credit  Derivatives.  The Fund may enter into credit default swaps,  both (i)  directly  and (ii)  indirectly  in the form of a swap  embedded  within a  structured  note to protect  against the risk that a debt  security  will  default.  The Fund pays a fee to enter into the trade and receives a fixed payment  during the life of the  swap.  If  there  is a  credit  event  (for  example,  the security  fails to timely pay  interest  or  principal),  the Fund either  delivers  the  defaulted  bond (if the Fund has  taken the short position in the credit  default swap,  also known as "buying credit  protection")  or pays the par amount of the defaulted bond
      (if the Fund has taken the long  position  in the  credit  default swap note,  also know as "selling  credit  protection").  Risks of credit  default  swaps  include  the  cost of  paying  for  credit protection  if there are no credit  events,  and  adverse  pricing when  purchasing  bonds to satisfy its delivery  obligation  where the Fund  took a short  position  in the swap and there has been a credit event.

2.    The section of the Prospectus titled "At What Price Are Shares Sold? -
Net Asset Value" beginning on page 15 is amended by replacing the second and third paragraphs with the following:

           The net  asset  value  per  share  for a class of shares on a
      "regular  business day" is determined by dividing the value of the
      Fund's  net  assets  attributable  to that  class by the number of shares of that class  outstanding  on that day. To  determine  net asset  values,  the Fund assets are valued  primarily on the basis of  current  market  quotations.  If  market  quotations  are  not readily  available or do not  accurately  reflect fair value for a security (in the Manager's  judgment) or if a security's value has been  materially  affected by events  occurring after the close of the  exchange  or  market  on which the  security  is  principally traded,  that  security  may be valued by another  method that the
      Board of Directors believes accurately reflects the fair value.

      The Board has adopted  valuation  procedures  for the Fund and has
      delegated   the   day-to-day   responsibility   for   fair   value
      determinations to the Manager's  Valuation  Committee.  Fair value determinations by the Manager are subject to review,  approval and ratification by the Board at its next scheduled  meeting after the fair  valuations are  determined.  In determining  whether current market  prices are readily  available  and  reliable,  the Manager monitors the  information  it receives in the  ordinary  course of its investment management  responsibilities for significant events that it believes  in good faith will  affect the market  prices of the  securities  of issuers  held by the Fund.  Those may  include events affecting  specific issuers (for example, a halt in trading of the  securities of an issuer on an exchange  during the trading day) or  events  affecting  securities  markets  (for  example,  a foreign  securities  market  closes  early  because  of a  natural disaster).

      If,  after the close of the  principal  market on which a security held by the Fund is  traded  and  before  the time as of which the
      Fund's net asset  values are  calculated  that day, a  significant event  occurs  that the  Manager  learns  of and  believes  in the exercise  of its  judgment  will  cause a  material  change in the value of that  security  from the closing price of the security on the principal  market on which it is traded,  the Manager will use its best judgment to determine a fair value for that security.

      The  Manager  believes  that  foreign  securities  values  may  be affected by  volatility  that occurs in U.S.  markets on a trading day after the close of foreign securities  markets.  The Manager's fair valuation  procedures  therefore  include a procedure whereby foreign  securities  prices  may be "fair  valued"  to take  those factors into account.

March 8, 2005                                                      PS0609.008

                          PANORAMA SERIES FUND, INC.
                    Supplement dated March 8, 2005 to the
           Statement of Additional Information dated April 29, 2004

      This supplement amends the Statement of Additional Information dated
April 29, 2004.  The supplement dated July 6, 2004 is replaced.

1.    The Statement of Additional Information is revised to add the following after the section titled "About the Portfolios- Additional Information About
Investment Policies and Risks- Other Investment Techniques and Strategies-
Interest Rate Swap Transactions" on page 29:

|X|   Credit Derivatives (Total Return Portfolio). The Fund may enter into credit default swaps, both directly ("unfunded swaps") and indirectly in the form of a swap embedded within a structured note ("funded swaps") to protect against the risk that a security will default.
      Unfunded and funded credit default swaps may be on a single security, or on a basket of securities. The Fund pays a fee to enter into the swap and receives a fixed payment during the life of the swap. The
      Fund may take a short position in the credit default swap (also known as "buying credit protection"), or may take a long position in the credit default swap note (also known as "selling credit protection").

            The Fund would take a short position in a credit default swap
      (the "unfunded swap") against a long portfolio position to decrease exposure to specific high yield issuers. If the short credit default swap is against a corporate issue, the Fund must own that corporate issue. However, if the short credit default swap is against sovereign debt, the Fund may own either: (i) the reference obligation, (ii) any sovereign debt of that foreign country, or (iii) sovereign debt of any country that the Manager determines is closely correlated as an inexact bona fide hedge.

            If the Fund takes a short position in the credit default swap, if there is a credit event (including bankruptcy, failure to timely pay interest or principal, or a restructuring), the Fund will deliver the defaulted bonds and the swap counterparty will pay the par amount of the bonds.  An associated risk is adverse pricing when purchasing bonds to satisfy the delivery obligation.  If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

            Taking a long position in the credit default swap note (i.e., purchasing the "funded swap") would increase the Fund's exposure to specific high yield corporate issuers.  The goal would be to increase liquidity in that market sector via the swap note and its associated increase in the number of trading instruments, the number and type of market participants, and market capitalization.

            If the Fund takes a long position in the credit default swap note, if there is a credit event the Fund will pay the par amount of the bonds and the swap counterparty will deliver the bonds.  If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

            The Fund will invest no more than 25% of its total assets in
      "unfunded" credit default swaps.  The Fund will limit its investments in "funded" credit default swap notes to no more than 10% of its total assets.

            Other risks of credit default swaps include the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, and the need to fund the delivery obligation
      (either cash or the defaulted bonds, depending on whether the Fund is long or short the swap, respectively).

2.    The section of the SAI titled "Brokerage Policies of the Portfolios -
Brokerage Provisions of the Investment Advisory Agreements" on page 48 is amended by deleting the second paragraph and adding the following paragraphs:

            Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide brokerage and/or research services to the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion.  The concessions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the concession is fair and reasonable in relation to the services provided.

      Subject to those considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the investment advisory agreement also permits the Manager to consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment adviser.  Notwithstanding that authority, and with the concurrence of the Fund's Board, the Manager has determined not to consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment adviser as a factor in selecting brokers for the Fund's portfolio transactions.  However, the Manager may continue to effect portfolio transactions through brokers who sell shares of the Fund.

3.    The section of the SAI titled "Distribution and Service Plans (Service
Shares Only)" beginning on page 50 is amended by deleting the fourth paragraph and adding the following paragraphs:

      Under the Plans, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Financial intermediaries, brokers and dealers may receive other payments from the Distributor or the Manager from their own resources in connection with the promotion and/or sale of shares of the Fund, including payments to defray expenses incurred in connection with educational seminars and meetings.  The Manager or Distributor may share expenses incurred by financial intermediaries in conducting training and educational meetings about aspects of the Fund for employees of the intermediaries or for hosting client seminars or meetings at which the Fund is discussed.  In their sole discretion, the Manager and/or the Distributor may increase or decrease the amount of payments they make from their own resources for these purposes.

March 8, 2005                                                       PXPAN.021